Shareholder Fees (Vanguard Target Retirement 2060 Fund, Vanguard Target Retirement 2060 Fund - Investor Shares, USD $)	0 Months Ended
Jan. 19, 2012
Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20